INCOME TAXES - Components of net deferred tax assets (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry forward	$ 19,227,610	$ 18,868,252
Depreciation	88,909	52,177
Compensation expense	64,230	61,683
Deferred revenue	686,297	648,288
All Miscellaneous Other	2,874	14,019
Total deferred tax asset	20,069,920	19,644,419
Deferred tax liabilities
Net deferred tax asset	20,069,920	19,644,419
Less: valuation allowance	(20,069,920)	(19,644,419)
Deferred tax assets, net of valuation allowance